Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Funds
Supplement dated July 31, 2023 to each Fund’s Summary Prospectus, the Bond Funds Prospectus, and the Short Duration Strategy Funds Prospectus, each dated July 31, 2023, as supplemented from time to time (each, a “Prospectus”); and to the Statement of Additional Information dated July 31,
2023 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Low Duration ESG Fund and PIMCO Total Return ESG Fund
(each, a “Fund” and together, the “Funds”)
Until August 1, 2023, the following supplements the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and each Fund’s Fund Summary in the Prospectus:
In addition, the Fund will not invest in the securities of any non‑governmental issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. This generally prohibits investments in healthcare service and/or pharmaceutical manufacturing issuers that derive gross revenue from products or services related to abortion, abortifacients, contraceptives or stem cell research.

PIMCO Low Duration ESG Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Funds
Supplement dated July 31, 2023 to each Fund’s Summary Prospectus, the Bond Funds Prospectus, and the Short Duration Strategy Funds Prospectus, each dated July 31, 2023, as supplemented from time to time (each, a “Prospectus”); and to the Statement of Additional Information dated July 31,
2023 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Low Duration ESG Fund and PIMCO Total Return ESG Fund
(each, a “Fund” and together, the “Funds”)
Until August 1, 2023, the following supplements the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and each Fund’s Fund Summary in the Prospectus:
In addition, the Fund will not invest in the securities of any non‑governmental issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. This generally prohibits investments in healthcare service and/or pharmaceutical manufacturing issuers that derive gross revenue from products or services related to abortion, abortifacients, contraceptives or stem cell research.

PIMCO Total Return ESG Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Funds
Supplement dated July 31, 2023 to each Fund’s Summary Prospectus, the Bond Funds Prospectus, and the Short Duration Strategy Funds Prospectus, each dated July 31, 2023, as supplemented from time to time (each, a “Prospectus”); and to the Statement of Additional Information dated July 31,
2023 as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Low Duration ESG Fund and PIMCO Total Return ESG Fund
(each, a “Fund” and together, the “Funds”)
Until August 1, 2023, the following supplements the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and each Fund’s Fund Summary in the Prospectus:
In addition, the Fund will not invest in the securities of any non‑governmental issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. This generally prohibits investments in healthcare service and/or pharmaceutical manufacturing issuers that derive gross revenue from products or services related to abortion, abortifacients, contraceptives or stem cell research.